Pensions and Other Postretirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Schedule of Defined Benefit Plans Disclosures [Table Text Block]

       The following table provides a reconciliation of benefit obligations and plan assets of the company's domestic and non-U.S. pension plans:

	Domestic Pension Benefits		Non-U.S. Pension Benefits
(In millions)	2012	2011	2012	2011

Change in Projected Benefit Obligations
Benefit Obligation at Beginning of Year	$452.2	$413.6	$709.2	$656.3
Business combinations	—	—	1.2	8.3
Service costs	—	—	11.8	13.7
Interest costs	19.8	21.3	30.7	32.1
Settlements and curtailments	—	—	(0.4)	(2.7)
Plan participants' contributions	—	—	3.4	3.5
Actuarial losses	25.8	37.9	79.7	26.0
Benefits paid	(22.9)	(20.6)	(24.8)	(21.3)
Currency translation and other	—	—	20.2	(6.7)

Benefit Obligation at End of Year	$474.9	$452.2	$831.0	$709.2

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at Beginning of Year	$344.3	$362.5	$524.2	$510.5
Business combinations	—	—	0.2	2.6
Actual return on plan assets	45.7	2.4	46.0	11.1
Employer contribution	—	—	21.4	23.5
Plan participants' contributions	—	—	3.4	3.5
Benefits paid	(22.9)	(20.6)	(24.8)	(21.3)
Currency translation and other	—	—	18.0	(5.7)

Fair Value of Plan Assets at End of Year	$367.1	$344.3	$588.4	$524.2

Funded Status	$(107.8)	$(107.9)	$(242.6)	$(185.0)

Accumulated Benefit Obligation	$474.9	$452.2	$788.7	$663.0

Amounts Recognized in Balance Sheet
Non-current asset	$—	$—	$0.7	$0.8
Current liability	—	—	(4.4)	(4.1)
Non-current liability	(107.8)	(107.9)	(238.9)	(181.7)

Net amount recognized	$(107.8)	$(107.9)	$(242.6)	$(185.0)

Amounts Recognized in Accumulated Other Comprehensive Loss
Net actuarial loss	$177.4	$172.6	$142.8	$81.2
Prior service credits	—	—	(2.7)	(0.6)

Net amount recognized	$177.4	$172.6	$140.1	$80.6

The actuarial assumptions used to compute the funded status for the plans are based upon information available as of December 31, 2012 and 2011 and are as follows:

	Domestic Pension Benefits		Non-U.S. Pension Benefits
(In millions)	2012	2011	2012	2011

Weighted Average Assumptions Used to Determine Projected Benefit Obligations
Discount rate	4.00%	4.50%	3.65%	4.37%
Average rate of increase in employee compensation	4.00%	4.00%	2.94%	3.08%

The actuarial assumptions used to compute the net periodic pension benefit cost (income) are based upon information available as of the beginning of the year, as presented in the following table:

	Domestic Pension Benefits			Non-U.S. Pension Benefits
(In millions)	2012	2011	2010	2012	2011	2010

Weighted Average Assumptions Used to Determine the Net Benefit Cost (Income)
Discount rate	4.50%	5.25%	5.50%	4.37%	4.77%	5.37%
Average rate of increase in employee compensation	4.00%	4.00%	4.00%	3.23%	3.35%	3.24%
Expected long-term rate of return on assets	7.75%	7.75%	7.75%	5.17%	5.32%	5.59%

The following table provides a reconciliation of benefit obligations and plan assets of the company's SERP and other postretirement benefit plans:

	SERP Benefits		Postretirement Benefits
(In millions)	2012	2011	2012	2011

Change in Projected Benefit Obligations
Benefit Obligation at Beginning of Year	$13.9	$12.4	$38.9	$34.9
Service costs	—	—	0.7	0.6
Interest costs	0.6	0.6	1.8	1.9
Plan participants' contributions	—	—	1.3	1.4
Actuarial losses	1.1	1.4	1.6	3.2
Benefits paid	(0.5)	(0.5)	(2.7)	(2.7)
Currency translation and other	—	—	0.4	(0.4)

Benefit Obligation at End of Year	$15.1	$13.9	$42.0	$38.9

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at Beginning of Year	$—	$—	$—	$—
Employer contribution	0.5	0.5	1.4	1.3
Plan participants' contributions	—	—	1.3	1.4
Benefits paid	(0.5)	(0.5)	(2.7)	(2.7)

Fair Value of Plan Assets at End of Year	$—	$—	$—	$—

Funded Status	$(15.1)	$(13.9)	$(42.0)	$(38.9)

Accumulated Benefit Obligation	$15.1	$13.9

Amounts Recognized in Balance Sheet
Current liability	$(0.6)	$(0.5)	$(2.0)	$(2.2)
Non-current liability	(14.5)	(13.4)	(40.0)	(36.7)

Net amount recognized	$(15.1)	$(13.9)	$(42.0)	$(38.9)

Amounts Recognized in Accumulated Other Comprehensive Loss (Income)
Net actuarial loss	$2.8	$1.8	$4.6	$3.1
Prior service credits	—	—	(0.5)	(0.6)

Net amount recognized	$2.8	$1.8	$4.1	$2.5

Weighted Average Assumptions Used to Determine Benefit Obligations
Discount rate	4.00%	4.50%	4.20%	4.88%
Average rate of increase in employee compensation	4.00%	4.00%	—	—
Initial healthcare cost trend rate			7.14%	7.21%
Ultimate healthcare cost trend rate			5.47%	5.51%

	SERP Benefits			Postretirement Benefits
(In millions)	2012	2011	2010	2012	2011	2010

Weighted Average Assumptions Used to Determine the Net Benefit Cost
Discount rate	4.50%	5.25%	5.50%	4.88%	5.44%	5.94%
Average rate of increase in employee compensation	4.00%	4.00%	4.00%	—	—	—

       The amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost in 2013 are as follows:

(In millions)	Domestic Pension Benefits	Non-U.S. Pension Benefits	SERP Benefits	Post-retirement Benefits

Net Actuarial Loss	$5.0	$6.4	$0.1	$0.3
Net Prior Service Credit	—	(0.4)	—	(0.1)

	$5.0	$6.0	$0.1	$0.2

       The projected benefit obligation and fair value of plan assets for the company's qualified and non-qualified pension plans with projected benefit obligations in excess of plan assets are as follows:

	Pension Plans
(In millions)	2012	2011

Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$1,162.0	$1,165.6
Fair value of plan assets	795.7	858.0

The accumulated benefit obligation and fair value of plan assets for the company's qualified and non-qualified pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Pension Plans
(In millions)	2012	2011

Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	$1,120.2	$987.9
Fair value of plan assets	793.1	717.8

       The net periodic pension benefit cost (income) includes the following components for 2012, 2011 and 2010:

	Domestic Pension Benefits			Non-U.S. Pension Benefits
(In millions)	2012	2011	2010	2012	2011	2010

Components of Net Benefit Cost (Income)
Service cost-benefits earned	$—	$—	$0.3	$11.8	$13.7	$11.4
Interest cost on benefit obligation	19.8	21.3	21.1	30.7	32.1	30.7
Expected return on plan assets	(28.1)	(29.4)	(29.9)	(27.3)	(27.8)	(24.9)
Amortization of actuarial net loss	3.5	1.5	0.7	3.3	1.6	1.3
Amortization of prior service benefit	—	—	—	(0.1)	—	—
Settlement/curtailment loss	—	—	—	—	—	0.1
Special termination benefit	—	—	—	0.5	0.9	0.5

Net periodic benefit cost (income)	$(4.8)	$(6.6)	$(7.8)	$18.9	$20.5	$19.1

       The net periodic SERP and other postretirement benefit cost includes the following components for 2012, 2011 and 2010:

	SERP Benefits			Postretirement Benefits
(In millions)	2012	2011	2010	2012	2011	2010

Components of Net Benefit Cost
Service cost-benefits earned	$—	$—	$—	$0.7	$0.6	$0.4
Interest cost on benefit obligation	0.6	0.6	0.6	1.8	1.9	1.8
Amortization of actuarial net loss (gain)	0.1	—	—	—	—	(0.2)
Amortization of prior service benefit	—	—	—	—	(0.1)	(0.1)
Settlement/curtailment gain	—	—	—	(0.1)	(0.1)	—

Net periodic benefit cost	$0.7	$0.6	$0.6	$2.4	$2.3	$1.9

Estimated future benefit payments during the next five years and in the aggregate for the five fiscal years thereafter, are as follows:

(In millions)	Domestic Pension Benefits	Non-U.S. Pension Benefits	SERP Benefits	Post-retirement Benefits

2013	$24.2	$25.5	$0.6	$2.0
2014	24.7	26.6	1.8	2.1
2015	25.2	27.7	1.6	2.0
2016	25.7	30.9	0.6	2.1
2017	25.8	31.4	3.7	2.0
2018-2022	135.9	183.1	4.3	10.1

       A change in the assumed healthcare cost trend rate by one percentage point effective January 2012 would change the accumulated postretirement benefit obligation as of December 31, 2012 and the 2012 aggregate of service and interest costs, as follows:

(In millions)	Increase	Decrease

One Percentage Point
Effect on total of service and interest cost components	$0.5	$(0.4)
Effect on postretirement healthcare benefit obligation	5.7	(4.4)

       The fair values of the company's domestic plan assets at December 31, 2012 and 2011, by asset category are as follows:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2012	(Level 1)	(Level 2)	(Level 3)

Asset Category
U.S. equity funds	$105.1	$—	$105.1	$—
International equity funds	75.1	—	75.1	—
Fixed income funds	173.9	—	173.9	—
Private equity funds	6.6	—	—	6.6
Money market funds	6.4	—	6.4	—

Total Assets	$367.1	$—	$360.5	$6.6

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2011	(Level 1)	(Level 2)	(Level 3)

Asset Category
U.S. equity funds	$112.5	$—	$112.5	$—
International equity funds	82.8	—	82.8	—
Fixed income funds	132.2	—	132.2	—
Private equity funds	9.1	—	—	9.1
Money market funds	7.7	—	7.7	—

Total Assets	$344.3	$—	$335.2	$9.1

The following table represents a rollforward of the fair value, as determined by level 3 inputs.

(In millions)	Private Equity Funds

Balance at December 31, 2010	$13.0
Actual return on plan assets:
Relating to assets held at reporting date	(2.2)
Relating to assets sold/distributed during period	3.7
Purchases, capital contributions, sales and settlements	(5.4)

Balance at December 31, 2011	$9.1
Actual return on plan assets:
Relating to assets held at reporting date	0.5
Relating to assets sold/distributed during period	3.4
Purchases, capital contributions, sales and settlements	(6.4)

Balance at December 31, 2012	$6.6

       The table below presents, as of December 31, 2012, the fair value measurements of investments in certain domestic plan assets that calculate and provide the company with a net asset value per share (or its equivalent). These plan investments are all classified as level 2 or 3 according to the fair value hierarchy:

(In millions)	Fair Value	Unfunded Commitments	Redemption Frequency (if Currently Eligible)	Redemption Notice Period

Asset Category
U.S. equity funds	$105.1	$—	At least monthly	No more than 3 days
International equity funds	75.1	—	At least monthly	No more than 3 days
Fixed income funds	173.9	—	At least monthly	No more than 3 days
Private equity funds	6.6	1.0	Restricted	Restricted
Money market funds	6.4	—	Daily	Daily

	$367.1	$1.0

The domestic plan receives distributions from the private equity funds as those funds' assets are liquidated. The duration of the funds vary by investment with the longest ending in 2015.

       The fair values of the company's non-U.S. plan assets at December 31, 2012 and 2011, by asset category are as follows:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2012	(Level 1)	(Level 2)	(Level 3)

Asset Category
Equity funds	$273.9	$52.6	$221.3	$—
Fixed income funds	213.3	20.5	192.8	—
Insurance contracts	94.6	—	94.6	—
Cash / money market funds	6.6	6.4	0.2	—

Total Assets	$588.4	$79.5	$508.9	$—

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2011	(Level 1)	(Level 2)	(Level 3)

Asset Category
Equity funds	$232.8	$46.8	$186.0	$—
Fixed income funds	200.1	20.3	179.8	—
Insurance contracts	86.8	—	86.8	—
Cash / money market funds	4.5	4.3	0.2	—

Total Assets	$524.2	$71.4	$452.8	$—

       The table below presents the fair value measurements of investments in certain non-U.S. plan assets that calculate and provide the company with a net asset value per share (or its equivalent). These plan investments are all classified as level 2 according to the fair value hierarchy:

(In millions)	Fair Value	Unfunded Commitments	Redemption Frequency (if Currently Eligible)	Redemption Notice Period

Asset Category
Equity funds	$221.3	$—	At least monthly	No more than 1 month
Fixed income funds	192.8	—	At least weekly	No more than 5 days
Insurance contracts	94.6	—	Not applicable	Not applicable
Money market funds	0.2	—	Daily	Daily

	$508.9	$—

Schedule of Assumptions Used [Table Text Block]
	Domestic Pension Benefits		Non-U.S. Pension Benefits
(In millions)	2012	2011	2012	2011

Weighted Average Assumptions Used to Determine Projected Benefit Obligations
Discount rate	4.00%	4.50%	3.65%	4.37%
Average rate of increase in employee compensation	4.00%	4.00%	2.94%	3.08%

	Domestic Pension Benefits			Non-U.S. Pension Benefits
(In millions)	2012	2011	2010	2012	2011	2010

Weighted Average Assumptions Used to Determine the Net Benefit Cost (Income)
Discount rate	4.50%	5.25%	5.50%	4.37%	4.77%	5.37%
Average rate of increase in employee compensation	4.00%	4.00%	4.00%	3.23%	3.35%	3.24%
Expected long-term rate of return on assets	7.75%	7.75%	7.75%	5.17%	5.32%	5.59%

	SERP Benefits			Postretirement Benefits
(In millions)	2012	2011	2010	2012	2011	2010

Weighted Average Assumptions Used to Determine the Net Benefit Cost
Discount rate	4.50%	5.25%	5.50%	4.88%	5.44%	5.94%
Average rate of increase in employee compensation	4.00%	4.00%	4.00%	—	—	—

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]

The amounts in accumulated other comprehensive income expected to be recognized as components of net periodic benefit cost in 2013 are as follows:

(In millions)	Domestic Pension Benefits	Non-U.S. Pension Benefits	SERP Benefits	Post-retirement Benefits

Net Actuarial Loss	$5.0	$6.4	$0.1	$0.3
Net Prior Service Credit	—	(0.4)	—	(0.1)

	$5.0	$6.0	$0.1	$0.2

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]

The projected benefit obligation and fair value of plan assets for the company's qualified and non-qualified pension plans with projected benefit obligations in excess of plan assets are as follows:

	Pension Plans
(In millions)	2012	2011

Pension Plans with Projected Benefit Obligations in Excess of Plan Assets
Projected benefit obligation	$1,162.0	$1,165.6
Fair value of plan assets	795.7	858.0

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]

The accumulated benefit obligation and fair value of plan assets for the company's qualified and non-qualified pension plans with accumulated benefit obligations in excess of plan assets are as follows:

	Pension Plans
(In millions)	2012	2011

Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets
Accumulated benefit obligation	$1,120.2	$987.9
Fair value of plan assets	793.1	717.8

Schedule of Net Benefit Costs [Table Text Block]

The net periodic pension benefit cost (income) includes the following components for 2012, 2011 and 2010:

	Domestic Pension Benefits			Non-U.S. Pension Benefits
(In millions)	2012	2011	2010	2012	2011	2010

Components of Net Benefit Cost (Income)
Service cost-benefits earned	$—	$—	$0.3	$11.8	$13.7	$11.4
Interest cost on benefit obligation	19.8	21.3	21.1	30.7	32.1	30.7
Expected return on plan assets	(28.1)	(29.4)	(29.9)	(27.3)	(27.8)	(24.9)
Amortization of actuarial net loss	3.5	1.5	0.7	3.3	1.6	1.3
Amortization of prior service benefit	—	—	—	(0.1)	—	—
Settlement/curtailment loss	—	—	—	—	—	0.1
Special termination benefit	—	—	—	0.5	0.9	0.5

Net periodic benefit cost (income)	$(4.8)	$(6.6)	$(7.8)	$18.9	$20.5	$19.1

The net periodic SERP and other postretirement benefit cost includes the following components for 2012, 2011 and 2010:

	SERP Benefits			Postretirement Benefits
(In millions)	2012	2011	2010	2012	2011	2010

Components of Net Benefit Cost
Service cost-benefits earned	$—	$—	$—	$0.7	$0.6	$0.4
Interest cost on benefit obligation	0.6	0.6	0.6	1.8	1.9	1.8
Amortization of actuarial net loss (gain)	0.1	—	—	—	—	(0.2)
Amortization of prior service benefit	—	—	—	—	(0.1)	(0.1)
Settlement/curtailment gain	—	—	—	(0.1)	(0.1)	—

Net periodic benefit cost	$0.7	$0.6	$0.6	$2.4	$2.3	$1.9

Schedule of Expected Benefit Payments [Table Text Block]

Estimated future benefit payments during the next five years and in the aggregate for the five fiscal years thereafter, are as follows:

(In millions)	Domestic Pension Benefits	Non-U.S. Pension Benefits	SERP Benefits	Post-retirement Benefits

2013	$24.2	$25.5	$0.6	$2.0
2014	24.7	26.6	1.8	2.1
2015	25.2	27.7	1.6	2.0
2016	25.7	30.9	0.6	2.1
2017	25.8	31.4	3.7	2.0
2018-2022	135.9	183.1	4.3	10.1

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]

       A change in the assumed healthcare cost trend rate by one percentage point effective January 2012 would change the accumulated postretirement benefit obligation as of December 31, 2012 and the 2012 aggregate of service and interest costs, as follows:

(In millions)	Increase	Decrease

One Percentage Point
Effect on total of service and interest cost components	$0.5	$(0.4)
Effect on postretirement healthcare benefit obligation	5.7	(4.4)

Schedule of Allocation of Plan Assets [Table Text Block]

       The fair values of the company's domestic plan assets at December 31, 2012 and 2011, by asset category are as follows:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2012	(Level 1)	(Level 2)	(Level 3)

Asset Category
U.S. equity funds	$105.1	$—	$105.1	$—
International equity funds	75.1	—	75.1	—
Fixed income funds	173.9	—	173.9	—
Private equity funds	6.6	—	—	6.6
Money market funds	6.4	—	6.4	—

Total Assets	$367.1	$—	$360.5	$6.6

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2011	(Level 1)	(Level 2)	(Level 3)

Asset Category
U.S. equity funds	$112.5	$—	$112.5	$—
International equity funds	82.8	—	82.8	—
Fixed income funds	132.2	—	132.2	—
Private equity funds	9.1	—	—	9.1
Money market funds	7.7	—	7.7	—

Total Assets	$344.3	$—	$335.2	$9.1

       The table below presents, as of December 31, 2012, the fair value measurements of investments in certain domestic plan assets that calculate and provide the company with a net asset value per share (or its equivalent). These plan investments are all classified as level 2 or 3 according to the fair value hierarchy:

(In millions)	Fair Value	Unfunded Commitments	Redemption Frequency (if Currently Eligible)	Redemption Notice Period

Asset Category
U.S. equity funds	$105.1	$—	At least monthly	No more than 3 days
International equity funds	75.1	—	At least monthly	No more than 3 days
Fixed income funds	173.9	—	At least monthly	No more than 3 days
Private equity funds	6.6	1.0	Restricted	Restricted
Money market funds	6.4	—	Daily	Daily

	$367.1	$1.0

The domestic plan receives distributions from the private equity funds as those funds' assets are liquidated. The duration of the funds vary by investment with the longest ending in 2015.

The fair values of the company's non-U.S. plan assets at December 31, 2012 and 2011, by asset category are as follows:

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2012	(Level 1)	(Level 2)	(Level 3)

Asset Category
Equity funds	$273.9	$52.6	$221.3	$—
Fixed income funds	213.3	20.5	192.8	—
Insurance contracts	94.6	—	94.6	—
Cash / money market funds	6.6	6.4	0.2	—

Total Assets	$588.4	$79.5	$508.9	$—

	December 31,	Quoted Prices in Active Markets	Significant Other Observable Inputs	Significant Unobservable Inputs
(In millions)	2011	(Level 1)	(Level 2)	(Level 3)

Asset Category
Equity funds	$232.8	$46.8	$186.0	$—
Fixed income funds	200.1	20.3	179.8	—
Insurance contracts	86.8	—	86.8	—
Cash / money market funds	4.5	4.3	0.2	—

Total Assets	$524.2	$71.4	$452.8	$—

       The table below presents the fair value measurements of investments in certain non-U.S. plan assets that calculate and provide the company with a net asset value per share (or its equivalent). These plan investments are all classified as level 2 according to the fair value hierarchy:

(In millions)	Fair Value	Unfunded Commitments	Redemption Frequency (if Currently Eligible)	Redemption Notice Period

Asset Category
Equity funds	$221.3	$—	At least monthly	No more than 1 month
Fixed income funds	192.8	—	At least weekly	No more than 5 days
Insurance contracts	94.6	—	Not applicable	Not applicable
Money market funds	0.2	—	Daily	Daily

	$508.9	$—

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets [Table Text Block]

The following table represents a rollforward of the fair value, as determined by level 3 inputs.

(In millions)	Private Equity Funds

Balance at December 31, 2010	$13.0
Actual return on plan assets:
Relating to assets held at reporting date	(2.2)
Relating to assets sold/distributed during period	3.7
Purchases, capital contributions, sales and settlements	(5.4)

Balance at December 31, 2011	$9.1
Actual return on plan assets:
Relating to assets held at reporting date	0.5
Relating to assets sold/distributed during period	3.4
Purchases, capital contributions, sales and settlements	(6.4)

Balance at December 31, 2012	$6.6